Superannuation commitments - Defined benefit balances recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Defined benefit balances recognised
Benefit obligation as at end of year	$ 2,282	$ 2,218
Fair value of plan assets as at end of year	2,525	2,424
Net surplus/(deficit)	243	206
Defined benefit balances by balance sheet location
Defined benefit surplus included in other assets	247	215
Defined benefit deficit included in other liabilities	(4)	(9)
Net surplus/(deficit)	$ 243	$ 206
Average duration of the defined benefit obligation	12 years	12 years
Parent Entity
Defined benefit balances recognised
Benefit obligation as at end of year	$ 2,238	$ 2,169
Fair value of plan assets as at end of year	2,481	2,380
Net surplus/(deficit)	243	211
Defined benefit balances by balance sheet location
Defined benefit surplus included in other assets	247	215
Defined benefit deficit included in other liabilities	(4)	(4)
Net surplus/(deficit)	$ 243	$ 211